RESTRICTED CASH	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
RESTRICTED CASH
17. RESTRICTED CASH

As at December 31	2017	2016
Cash collateral relating to rehabilitation performance guarantees	$20,414	$19,019
Other restricted cash	1,779	1,023
	$22,193	$20,042

Movements in the restricted cash balances for the years ended December 31, 2017 and 2016 are as follows:

As at December 31	2017	2016
Balance at beginning of year	$20,042	$—
Additions	680	229
Foreign currency translation	1,471	187
Acquired as part of Newmarket acquisition (note 7(a))	—	19,369
Acquired as part of St Andrew acquisition note 7(b)	—	8,103
Replaced with surety bonds	—	(7,846)
Restricted cash, end of year	$22,193	$20,042

Cash collateral related to rehabilitation performance guarantees includes $20,414 (A$26,125) for performance guarantees provided by the Company to the State of Victoria and Northern Territory governments relating to the future reclamation and rehabilitation of the Company’s mine sites and exploration tenements in Australia.